May 28, 2021
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Versus Capital Multi-Manager Real Estate Income Fund LLC (File Nos. 333-236968, 811-22534)

Ladies and Gentlemen:

On behalf of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), a limited liability company formed pursuant to the laws of the state of Delaware, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, a filing on Form N-2 (the “Combined Registration Statement”) that amends the Fund’s existing registration statement File Nos. 333-172947, 333-209345 and 333-236968, each as amended, each as previously filed by the Fund.

The Combined Registration Statement is being filed for the purpose of bringing the financial statements up to date and making certain other changes to the Fund’s Prospectus and Statement of Additional Information. The required registration fees have been wired to the SEC.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375.  Thank you for your attention in this matter.

Very truly yours,

/s/ Steve Andersen

cc:	David C. Sullivan, Ropes & Gray LLP
Sarah Clinton, Ropes & Gray LLP